CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net loss	$ (32,241)	$ (12,680)	$ (7,583)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	2,144	12,327	8,471
Comprehensive income/(loss)	(30,097)	(353)	888
Less: comprehensive (loss)/income attributable to non-controlling interest	417	(3,138)	(2,604)
Comprehensive income/(loss) attributable to AirMedia Group Inc.'s shareholders	$ (30,514)	$ 2,785	$ 3,492